Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)
Table 23.1 presents the components of income tax expense (benefit).

Table 23.1: Income Tax Expense (Benefit)

	Year ended December 31,
(in millions)	2020	2019	2018
Current:
U.S. Federal	$389	5,244	2,382
U.S. State and local	(291)	2,005	1,140
Non-U.S.	211	154	170
Total current	309	7,403	3,692
Deferred:
U.S. Federal	(2,460)	(2,374)	1,706
U.S. State and local	(794)	(863)	236
Non-U.S.	(60)	(9)	28
Total deferred	(3,314)	(3,246)	1,970
Total	$(3,005)	4,157	5,662

Net Deferred Taxes
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in Table 23.2.

Table 23.2: Net Deferred Taxes (1)

(in millions)	Dec 31, 2020	Dec 31, 2019
Deferred tax assets
Allowance for credit losses	$4,871	2,587
Deferred compensation and employee benefits	3,225	2,969
Accrued expenses	1,098	874
Basis difference in debt securities	555	690
Net operating loss and tax credit carry forwards	366	363
Other	906	1,276
Total deferred tax assets	11,021	8,759
Deferred tax assets valuation allowance	(310)	(306)
Deferred tax liabilities
Mark to market, net	(4,043)	(4,146)
Leasing	(3,849)	(4,413)
Mortgage servicing rights	(2,647)	(3,080)
Basis difference in investments	(1,894)	(1,626)
Net unrealized gains on debt securities	(994)	(504)
Intangible assets	(605)	(511)
Insurance reserves	(586)	(561)
Other	(851)	(890)
Total deferred tax liabilities	(15,469)	(15,731)
Net deferred tax liability (2)	$(4,758)	(7,278)
(1)Prior period amounts have been revised to conform with the current period presentation.
(2)The net deferred tax liability is included in accrued expenses and other liabilities. Balances as of December 31, 2020, include a $322 million impact as a result of the Company’s adoption of CECL.

Effective Income Tax Expense (Benefit) and Rate
Table 23.3 reconciles the statutory federal income tax rate to the effective income tax rate. Our effective tax rate is calculated by dividing income tax expense (benefit) by income before income tax expense (benefit) less the net income from noncontrolling interests.

Table 23.3: Effective Income Tax Expense (Benefit) and Rate (1)

	December 31,
	2020		2019		2018
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$62	21.0%	$4,978	21.0%	$5,892	21.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	(20)	(6.8)	896	3.8	1,076	3.9
Tax-exempt interest	(358)	(121.0)	(460)	(2.0)	(494)	(1.8)
Tax credits	(2,014)	(680.6)	(1,715)	(7.2)	(1,537)	(5.5)
Nondeductible expenses	199	67.2	799	3.3	500	1.8
Changes in prior year unrecognized tax benefits, inclusive of interest	(938)	(316.9)	(88)	(0.4)	432	1.5
Other	64	21.5	(253)	(1.0)	(207)	(0.7)
Effective income tax expense (benefit) and rate	$(3,005)	(1,015.6)%	$4,157	17.5%	$5,662	20.2%
(1)In 2020, we reclassified certain items within the effective income tax reconciliation. Prior period amounts have been revised to conform with the current period presentation.

Change in Unrecognized Tax Benefits
Table 23.4 presents the change in unrecognized tax benefits.

Table 23.4: Change in Unrecognized Tax Benefits (1)

	Year ended December 31,
(in millions)	2020	2019
Balance at beginning of year	$6,996	7,143
Additions:
For tax positions related to the current year	52	268
For tax positions related to prior years	263	91
Reductions:
For tax positions related to prior years	(1,820)	(378)
Lapse of statute of limitations	(3)	(5)
Settlements with tax authorities	(662)	(123)
Balance at end of year	$4,826	6,996
(1)Prior period amounts have been revised to reflect the impact of certain refund claims, which also impacted the balance at the beginning of the year ended December 31, 2020. The revisions did not impact income tax expense (benefit).

Tax Examination Status	Table 23.5 summarizes our major tax jurisdiction examination status as of December 31, 2020.
Table 23.5: Tax Examination Status

Jurisdiction	Tax Year(s)	Status
United States	2004-2007	Administrative appeals
United States	2011-2014	Administrative appeals
United States	2015-2018	Field examination
California	2015-2016	Field examination
New York State and City	2015-2016	Field examination